Shareholders' Equity (Tables)	6 Months Ended
Jun. 30, 2019
Shareholders' Equity [Abstract]
Summary Of Stock Option Activity

	Outstanding Options
	Number of Shares	Weighted Average Exercise Price
Balance at January 1, 2019	3,825,083	$0.48
Options granted	205,000	0.28
Options exercised	(65,445)	0.40
Options cancelled/expired	(203,753)	0.40
Balance at June 30, 2019	3,760,885	$0.46
Exercisable, June 30, 2019	3,163,718	$0.47
Vested and expected to vest	3,609,060	$0.46

Summary Of Restricted Stock Activity

	Restricted Shares	Weighted-Average Grant Date Fair Value	Weighted-Average Contractual Life
Non-vested restricted stock at January 1, 2019	253,363	$0.31	9.4
Granted	358,560	0.25	—
Vested	(121,623)	0.37	—
Cancelled/expired	(175,910)	0.26	—
Non-vested restricted stock at June 30, 2019	314,390	$0.26	9.4

Summary Of Stock-Based Compensation Expense

	Three months ended June 30,		Six months ended June 30,
	2019	2018	2019	2018
Type of awards:
Stock options	$23	$30	$55	$61
Restricted stock	3	4	34	22
	$26	$34	$89	$83

Income statement account:
Selling and marketing	$10	14	$25	$29
General and administrative	16	20	64	54
	$26	$34	$89	$83

Summary Of Weighted-Average Assumptions

	Six months ended June 30,
	2019		2018
Expected dividend yield	—		—
Expected stock price volatility	65.4%		67.0%
Risk-free interest rate	2.6%		2.6%
Expected term (in years)	6.0	years	5.6	years
Weighted-average grant date fair-value	$0.17		$0.23